SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Jun. 30, 2015
Disclosure Text Block [Abstract]
Property, Plant and Equipment [Table Text Block]
The components of property, plant and equipment were as follows:

Years ended June 30	2015	2014
PROPERTY, PLANT AND EQUIPMENT
Buildings	$6,949	$7,733
Machinery and equipment	29,420	31,361
Land	763	855
Construction in progress	2,931	3,048
TOTAL PROPERTY, PLANT AND EQUIPMENT	40,063	42,997
Accumulated depreciation	(20,408)	(21,390)
PROPERTY, PLANT AND EQUIPMENT, NET	$19,655	$21,607

Other Liabilities [Table Text Block]
Selected components of current and noncurrent liabilities were as follows:

Years ended June 30	2015	2014
ACCRUED AND OTHER LIABILITIES - CURRENT
Marketing and promotion	$2,798	$3,176
Compensation expenses	1,390	1,575
Restructuring reserves	389	381
Taxes payable	845	711
Legal and environmental	205	395
Other	2,464	2,496
TOTAL	$8,091	$8,734

OTHER NONCURRENT LIABILITIES
Pension benefits	$5,247	$5,622
Other postretirement benefits	1,414	1,906
Uncertain tax positions	1,016	1,843
Other	755	770
TOTAL	$8,432	$10,141

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table presents restructuring activity for the years ended June 30, 2015 and 2014, including businesses classified as discontinued operations:

Amounts in millions	Separations	Asset-Related Costs	Other	Total
RESERVE JUNE 30, 2013	$296	$—	$27	$323
Charges	378	179	249	806
Cash spent	(321)	—	(248)	(569)
Charges against assets	—	(179)	—	(179)
RESERVE JUNE 30, 2014	353	—	28	381
Charges	516	289	263	1,068
Cash spent	(507)	—	(264)	(771)
Charges against assets	—	(289)	—	(289)
RESERVE JUNE 30, 2015	$362	$—	$27	$389

Restructuring and Related Costs [Table Text Block]
However, for informative purposes, the following table summarizes the total restructuring costs related to our reportable segments:

Years ended June 30	2015	2014
Beauty	$63	$46
Grooming	57	20
Health Care	32	10
Fabric Care and Home Care	197	119
Baby, Feminine and Family Care	192	155
Corporate (1)	527	456
Total Company	$1,068	$806

(1)
Corporate includes costs related to allocated overheads, including charges related to our Sales and Market Operations, Global Business Services and Corporate Functions activities and costs related to discontinued operations from our Pet Care, Batteries and affected beauty businesses.